Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Finance Income And Expenses
Schedule of Financial Income and Expenses
	2024	2023	2022
FINANCE INCOME
Income from financial investments	436	452	468
Interest on sale of energy	299	286	337
Foreign exchange variations – Itaipu	-	7	17
Foreign exchange variations - Loans	-	277	338
Monetary variations	87	163	108
Monetary variations – CVA	16	76	185
Gain on financial instruments – Swap	147	-	-
Monetary updating of escrow deposits	69	82	82
PIS/Pasep and Cofins charged on finance income (1)	(205)	(197)	(117)
Prepayment rents	5	4	5
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (2)	392	-	-
IRPJ credit update on Worker's Food Program (note 9)	59	-	-
Others	125	122	77
	1,430	1,272	1,500
FINANCE EXPENSES
Charges on loans and debentures (Note 20)	(989)	(1,013)	(928)
Cost of debt – amortization of transaction cost	(19)	(14)	(7)
Foreign exchange variations - Loans	(464)	-	-
Premium on repurchase of debt securities (Eurobonds)	-	-	(47)
Foreign exchange variations – Itaipu	(37)	-	-
Monetary updating – Loans and debentures	(248)	(148)	(167)
Charges and monetary updating on post-employment obligations	(4)	(20)	(40)
Loss on financial instruments – Swap	-	(177)	(438)
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (2)	-	(41)	(1,294)
Monetary updating – Lease liabilities	(27)	(35)	(27)
Financial expenses (R&D and PEE)	(30)	(38)	(38)
Estimated update of distributed generation credits, net (3)	(38)	-	-
Others	(95)	(165)	(80)
	(1,951)	(1,651)	(3,066)
NET FINANCE EXPENSES	(521)	(379)	(1,566)

(1)	PIS/Pasep and Cofins expenses are levied on financial income and interest on own capital.
(2)

The interest of the tax credits related to PIS/Pasep and Cofins, arising from the exclusion of ICMS from its calculation basis, and the liability to be refunded to consumers is presented by net value. With the offsetting of the credits, the liability to be refunded to consumers exceeded the value of the credits to be received, generating a net financial expense for the comparative periods. With the adjustment of the liability, in May 2024, of R$411, the Company now has net financial income. For more information, see note 19.

(3)

Estimated update of the distributed generation credits to be compensated by consumers, due to the effect of the tariff adjustment, net of the portion corresponding to the financial income from the estimated neutrality on the distributed generation credits, in the amount of R$39.